Fair value of financial instruments - Fair value adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Exit price adjustments derived from market bid-offer spreads | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (566)	£ (498)
Uncollateralised derivative funding | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(11)	(127)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	319
Derivative credit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(319)	(212)
Derivative debit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 208	£ 91